STOCKHOLDERS EQUITY (DEFICIT) (Details 1) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrants, Outstanding Beginning Balance	152,738	10,081
Warrants, Issued	5,632,621	83,262
Warrants, Exercised	(43,167)
Forfeiture/Cancellations	(69,475)
Anti-Dilution Modifications	932,104	59,395
Warrants, Outstanding Ending Balance	6,604,820	152,738
Weighted Average Exercise Price, Outstanding beginning	$ 2.85	$ 45
Weighted Average Exercise Price, Outstanding ending	$ 4.27	$ 2.85
Weighted Average Life Remaining, Outstanding Beginning	2 years 5 months 19 days	3 years 29 days
Weighted Average Life Remaining, Outstanding Ending	4 years 10 months 6 days	2 years 5 months 19 days